Events after the reporting period	12 Months Ended
Mar. 31, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting period

43.    Events after the reporting period

There are no significant events that have occurred after the reporting period till the date of these financial statements that requires adjustments/disclosure in these financial statements.